FAIR VALUE MEASUREMENT	0 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 3 – FAIR VALUE MEASUREMENT:

Financial items carried at fair value as of December 31, 2012 and 2011 are classified in the tables below in one of the three categories described in note 1x:

	December 31, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$331	$-	$-	$331
Cash deposits and other	2,548	-	-	2,548
Marketable securities:
Auction rate securities	-	-	32	32
Collateral debt obligations	-	-	1	1
Equity securities	72	-	-	72
Structured investment vehicles	-	100	-	100
Other—mainly debt securities	5	-	-	5
Derivatives:
Liability derivatives-mainly options and forward contracts	-	(29)	-	(29)
Interest rate and cross-currency swaps (liabilities)	-	(109)	-	(109)
Asset derivatives-mainly options and forward contracts	-	20	-	20
Interest rate swaps (assets)	-	4	-	4
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

	December 31, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$73	$-	$-	$73
Cash deposits and other	1,023	-	-	1,023
Marketable securities:
Auction rate securities	-	-	31	31
Collateral debt obligations	4	-	1	5
Equity securities	505	-	-	505
Structured investment vehicles	-	91	-	91
Other—mainly debt securities	20	-	-	20
Derivatives:
Liability derivatives—mainly options and forward contracts	-	(57)	-	(57)
Interest rate and cross-currency swaps (liabilities)	-	(53)	-	(53)
Asset derivatives—mainly options and forward contracts	-	17	-	17
Interest rate and cross currency swaps (assets)	-	25	-	25
Contingent consideration in connection with Cephalon acquisition	-	-	(171)	(171)

Total	$1,625	$23	$(139)	$1,509

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The following table summarizes the activity for those financial assets where fair value measurements are estimated utilizing Level 3 inputs.

	2012	2011

	U.S. $ in millions
Carrying value as of January 1	$(139)	$78
Amount realized	(10)	(61)
Contingent consideration in connection with Cephalon acquisition	40	(171)
Net change to fair value:
Included in earnings - finance expense - net	4	22
Included in other comprehensive income (loss)	7	(7)

Carrying value as of December 31	$(98)	$(139)

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. In April 2010, the Company adopted an accounting pronouncement that changes the method for determining whether other-than-temporary impairment exists for debt securities and the amount of the impairment to be recorded in earnings. At December 31, 2012 and 2011, the credit loss was $5 million and $164 million, respectively.

Financial Instruments Not Measured at Fair Value

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the table below:
	Estimated fair value*
	December 31,
	2012	2011

	U.S. $ in millions

Senior notes included under long term liabilities	$(10,494)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(2,870)	(1,555)

Fair value at the end of the period	$(13,364)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.